JPMorgan Intrepid Sustainable Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 96.3%
Auto Components — 0.9%
Aptiv plc	6	286

Banks — 4.7%
Bank of America Corp.	39	820
Citigroup, Inc.	16	674

		1,494

Biotechnology — 4.5%
Amgen, Inc.	4	780
Gilead Sciences, Inc.	9	638

		1,418

Building Products — 3.4%
Owens Corning	9	335
Trane Technologies plc	6	486
Trex Co., Inc. *	3	248

		1,069

Capital Markets — 1.4%
S&P Global, Inc.	2	444

Communications Equipment — 3.1%
Cisco Systems, Inc.	25	966

Consumer Finance — 1.2%
American Express Co.	4	382

Containers & Packaging — 1.6%
Ball Corp.	8	488

Diversified Financial Services — 0.7%
Voya Financial, Inc.	5	219

Diversified Telecommunication Services — 3.5%
Verizon Communications, Inc.	20	1,093

Electric Utilities — 1.6%
NextEra Energy, Inc.	2	504

Entertainment — 5.0%
Electronic Arts, Inc. *	6	552
Walt Disney Co. (The)	11	1,030

		1,582

Equity Real Estate Investment Trusts (REITs) — 5.4%
American Tower Corp.	4	797
Boston Properties, Inc. (a)	4	355
Equinix, Inc.	1	562

		1,714

Food Products — 2.6%
General Mills, Inc.	15	808

Health Care Equipment & Supplies — 1.1%
Hologic, Inc. *	10	355

Health Care Providers & Services — 2.3%
Cigna Corp.	4	721

Household Products — 4.5%
Clorox Co. (The)	1	211
Procter & Gamble Co. (The)	11	1,217

		1,428

Insurance — 1.6%
Lincoln National Corp.	5	118
Travelers Cos., Inc. (The)	4	391

		509

IT Services — 4.9%
Accenture plc, Class A	4	578
Mastercard, Inc., Class A	4	954

		1,532

Life Sciences Tools & Services — 2.1%
Agilent Technologies, Inc.	4	291
IQVIA Holdings, Inc. *	3	362

		653

Machinery — 3.5%
Deere & Co.	3	468
Parker-Hannifin Corp.	3	363
Xylem, Inc.	4	266

		1,097

Multiline Retail — 2.4%
Target Corp.	8	757

Multi-Utilities — 0.4%
Sempra Energy	1	122

Pharmaceuticals — 4.5%
Bristol-Myers Squibb Co.	13	748
Merck & Co., Inc.	9	672

		1,420

Professional Services — 0.9%
FTI Consulting, Inc. *	2	289

Real Estate Management & Development — 0.7%
CBRE Group, Inc., Class A *	6	225

Semiconductors & Semiconductor Equipment — 7.9%
Applied Materials, Inc.	12	545
Lam Research Corp.	3	714
NVIDIA Corp.	2	519
Texas Instruments, Inc.	7	709

		2,487

Software — 14.0%
Adobe, Inc. *	1	392
Cadence Design Systems, Inc. *	5	299
Intuit, Inc.	3	658
Microsoft Corp.	16	2,538
salesforce.com, Inc. *	4	533

		4,420

Specialty Retail — 4.7%
Best Buy Co., Inc.	7	380
Home Depot, Inc. (The)	6	1,094

		1,474

JPMorgan Intrepid Sustainable Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Textiles, Apparel & Luxury Goods — 1.2%
VF Corp.	7	389

TOTAL COMMON STOCKS (Cost $29,791)		30,345

SHORT-TERM INVESTMENTS — 2.9%
INVESTMENT COMPANIES — 2.3%
JPMorgan Prime Money Market Fund Class IM Shares, 1.13% (b) (c) (Cost $723)	722	723

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 0.6%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.35% (b) (c) (Cost $180)	180	180

TOTAL SHORT-TERM INVESTMENTS (Cost $903)		903

Total Investments — 99.2% (Cost $30,694)		31,248
Other Assets Less Liabilities — 0.8%		266

Net Assets — 100.0%		31,514

Percentages indicated are based on net assets.

(a)	The security or a portion of this security is on loan at March 31, 2020. The total value of securities on loan at March 31, 2020 is approximately $175,000.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of March 31, 2020.
*	Non-income producing security.

Futures contracts outstanding as of March 31, 2020 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	5	06/2020	USD	643	6

Abbreviations

USD           United States Dollar

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Intrepid Sustainable Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$31,248	$—	$—	$31,248

Appreciation in Other Financial Instruments
Futures Contracts (a)	$6	$—	$—	$6

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Amounts in the table below are in thousands.

For the period ended March 31, 2020
Security Description	Value at June 30, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)		Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2020	Shares at March 31, 2020	Dividend Income		Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 1.13% (a) (b)	$1,669	$13,869	$14,815	$—	(c)	$—	$723	722	$16		$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.35% (a) (b)	—	1,027	847	—		—	180	180	—	(c)	—

Total	$1,669	$14,896	$15,662	$—		$—	$903		$16		$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2020.
(c)	Amount rounds to less than one thousand.